Segment Information - Schedule of Reconciliation of Reportable Segment Depreciation and Amortization Amounts to the Consolidated Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Segment depreciation and amortization	$ 246	$ 257	$ 491	$ 519	$ 1,032	$ 1,091	$ 1,185
Amortization of initial payments for new contracts (a)	13	11	24	22	45	42	44
Total consolidated depreciation and amortization per consolidated statements of cash flows	280	290	557	582	1,163	1,212	1,331
Amortization of equity method investment	(15)	(16)	(30)	(32)	(62)	(79)	(95)
Total consolidated depreciation and amortization per consolidated statements of operations	252	263	503	528	1,056	1,091	1,192
Adjustments
Reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances
Adjustments for non-wholly owned entities	21	22	42	41	86	79	102
Amortization of initial payments for new contracts (a)	13	11	24	22	45	42	44
Amortization of equity method investment	(15)	(16)	(30)	(32)	(62)	(79)	(95)
Total consolidated depreciation and amortization per consolidated statements of operations	$ 252	$ 263	$ 503	$ 528	$ 1,056	$ 1,091	$ 1,192